Legg Mason BW Classic Large Cap Value Fund
Legg Mason BW Classic Large Cap Value Fund
Investment objective
Long-term capital appreciation and income.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.  More information about these and other discounts is available from your financial intermediary, in this Prospectus on page __ under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page __ under the heading “Sales Charge Waivers and Reductions.”

Shareholder fees (paid directly from your investment) (%)
Shareholder Fees Legg Mason BW Classic Large Cap Value Fund (USD $)		Class A	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	1.00%	none	none	none	none
Small account fee	[1]	15.00	15.00
[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason BW Classic Large Cap Value Fund		Class A	Class C	Class FI	Class R	Class I	Class IS
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees		0.25%	1.00%	0.25%	0.50%	none	none
Other expenses	[1]	1.27%	1.27%	1.27%	1.27%	1.17%	1.07%
Total annual fund operating expenses		2.27%	3.02%	2.27%	2.52%	1.92%	1.82%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

●	You invest $10,000 in the fund for the time periods indicated
●	Your investment has a 5% return each year and the fund’s operating expenses remain the same
●	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason BW Classic Large Cap Value Fund (USD $)	1 year	3 years
Class A	792	1,244
Class C	405	933
Class FI	230	709
Class R	255	784
Class I	195	603
Class IS	185	573

Number of years you own your shares ($)
Expense Example No Redemption Legg Mason BW Classic Large Cap Value Fund (USD $)	1 year	3 years
Class A	792	1,244
Class C	305	933
Class FI	230	709
Class R	255	784
Class I	195	603
Class IS	185	573

Portfolio turnover.
  The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies
The fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of November 30, 2013, the median market capitalization of a company in the Index was approximately $7.292 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $106.7 billion.  The fund may invest up to 20% of its net assets in equity securities of small- and mid- capitalization companies.

The fund invests primarily in equity securities that, in the portfolio managers’ opinion, are undervalued or out of favor. The portfolio managers invest in securities that meet its value criteria, based on fundamental analysis. Dividend paying companies receive greater emphasis. The fund expects to hold approximately 55-70 stocks under normal market conditions.

The fund may invest up to 15% of its net assets in foreign equity securities, either directly or through American Depositary Receipts.

The fund may take temporary defensive and cash management positions; in such a case, the fund may not be pursuing its principal investment strategies and may not achieve its investment objective.

Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective.  The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly.  You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration. In response to the crisis, the U.S. government and the Federal Reserve have taken steps to support financial markets.  The withdrawal of this support could also negatively affect the value and liquidity of certain securities.  In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Portfolio selection risk.  The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value of or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment.

Value investing risk. The value approach to investing involves the risk that stocks may  remain undervalued or decline in price. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. The fund may invest in small- or mid-sized companies. Such companies may be more at risk than larger companies because, among other things, they may fall out of favor with investors, they may have limited product lines, operating history, market or financial resources, or they may depend on limited management groups. Securities of smaller companies may be more volatile, especially in the short term, may have limited liquidity and may be difficult to value. Smaller companies are often involved in actual or anticipated reorganizations or restructurings and it may be difficult to obtain information as to the financial conditions of smaller companies.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States.  The risks of investing in foreign securities are heightened when investing in issuers in emerging market countries.  Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses.  Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If the fund holds cash uninvested it could be subject to the credit risk of the depository institution holding the cash. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer shares or lower redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets are lower than estimated. Net assets are more likely to be less than estimated and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as "funds of funds." As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

These risks are discussed in more detail later in this Prospectus or in the SAI.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied form year to year for Class IS shares, as represented by the performance of the fund’s predecessor.  The table shows the average annual total returns of Class IS of the fund, as represented by the performance of the fund’s predecessor, and also compares the fund’s performance with the average annual total returns of an index or other benchmark. No performance information is presented for Class A, Class C, Class FI, Class R and Class I shares because Class A, Class C, Class FI, Class R and Class I shares have not yet commenced operations as of the date of this Prospectus. The returns for Class A, Class C, Class FI, Class R and Class I shares would differ from those of other classes’ shares to the extent those classes bear different expenses.

The fund makes updated performance information available at the fund’s website,  http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

This fund is the successor to an institutional account (the “Predecessor”).  The performance in the accompanying bar chart and table is that of the Predecessor.  On ____, ______, the Predecessor transferred its assets to the fund in exchange for the fund’s Class IS shares.  The investment policies, objectives, guidelines and restrictions of the fund are in all material respects equivalent to those of the Predecessor.  In addition, the Predecessor’s portfolio managers are the current portfolio managers of the fund. As a mutual fund registered under the Investment Company Act of 1940, the fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessor was not subject. Had the Predecessor been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessor. As noted above, the manager has agreed to forgo certain fees and pay certain other expenses of Class IS of the fund for a specified period of time, which agreement could be terminated prior to the end of that period of time with the consent of the Board of Trustees. The expenses of the Predecessor were lower than the expected expenses of Class IS shares of the fund not including the fees expected to be foregone and/or expenses expected to be reimbursed by the manager.  The expenses of the Predecessor were higher than the expected expenses of Class IS shares of the fund including the fees expected to be foregone and/or expenses expected to be reimbursed by the manager. If the performance had been adjusted to reflect the higher gross fees and expenses of the fund not including the manager’s agreement to forgo certain fees and pay certain other expenses, returns would have been lower than those shown.

The Predecessor did not have distribution policies. The Predecessor was an unregistered separately managed account, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends or distributions. As a result of the different tax treatment, we are unable to show the after tax returns for the fund.

The assets of the Predecessor transferred to the fund in exchange for Fund shares included net unrealized capital gains, in the amount of approximately $3.7 million (approximately 10.3% of the assets transferred to the Fund), which were acquired by the fund.  If the fund realizes any of those capital gains, it may be required to distribute them to all shareholders of the fund, which could result in payment of taxes by such shareholders.

Total returns (before taxes) (%)

Calendar Years ended December 31

Best quarter (ended 09/30/2009): 17.94

Worst quarter (ended 09/30/2011): (16.40)

The year-to-date return as of the most recent calendar quarter, which ended 09/30/2012, was 17.62.

Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Returns Legg Mason BW Classic Large Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Class IS	22.83%	3.67%	7.86%	Oct. 01, 2004
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	4.91%	Oct. 01, 2004